Quarterly Financial Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Quarterly consolidated statements of operations
Net revenue	$ 434.0	$ 403.3	$ 409.3	$ 415.8	$ 465.3	$ 448.5	$ 468.1	$ 400.0	$ 1,662.4	$ 1,781.9	$ 1,347.3
Cost of sales	237.6	221.4	219.4	219.9	248.1	235.6	241.6	214.0	898.3	939.3	753.6
Amortization of acquired technologies	14.8	14.1	15.4	14.3	14.4	14.3	14.1	14.1	58.6	56.9	50.6
Gross profit	181.6	167.8	174.5	181.6	202.8	198.6	212.4	171.9	705.5	785.7	543.1
Operating expenses:
Research and development	63.8	62.0	58.9	59.3	62.3	60.2	59.6	55.9	244.0	238.0	173.3
Selling, general and administrative	106.6	104.3	105.1	109.8	108.6	109.7	108.5	106.2	425.8	433.0	378.1
Amortization of other intangibles	5.5	5.7	5.4	5.1	5.9	6.4	6.5	7.1	21.7	25.9	21.7
Loss (gain) on disposal and impairment of long-lived assets	0.3	0.2	0.2	0.5	1.3	0.2			1.2	1.5	(2.0)
Restructuring and related charges	4.9	2.0	4.0	1.5	4.4	7.6	2.5	0.3	12.4	14.8	17.7
Total operating expenses	181.1	174.2	173.6	176.2	182.5	184.1	177.1	169.5	705.1	713.2	588.8
Income (loss) from operations	0.5	(6.4)	0.9	5.4	20.3	14.5	35.3	2.4	0.4	72.5	(45.7)
Interest and other income (expense), net	10.3	0.1	0.9	(0.1)	0.4		1.5	0.3	11.2	2.2	8.2
Interest expense	(7.2)	(6.9)	(6.6)	(6.6)	(6.5)	(6.2)	(6.4)	(6.3)	(27.3)	(25.4)	(24.3)
Gain on sale of investments	0.3	0.1	0.1	1.1		0.1	0.1	3.2	1.6	3.4	13.1
Income (loss) before income taxes, net	3.9	(13.1)	(4.7)	(0.2)	14.2	8.4	30.5	(0.4)	(14.1)	52.7	(48.7)
Income tax expense (benefit)	2.5	3.1	3.0	3.4	3.0	(32.1)	5.2	(2.1)	12.0	(26.0)	2.5
Gain (loss) from continuing operations, net of tax	1.4	(16.2)	(7.7)	(3.6)	11.2	40.5	25.3	1.7	(26.1)	78.7	(51.2)
(Loss) from discontinued operations, net of tax	(23.6)	(1.2)	(2.5)	(2.2)	(1.9)	(1.9)	(1.7)	(1.6)	(29.5)	(7.1)	(10.6)
Net (loss) income	(22.2)	(17.4)	(10.2)	(5.8)	9.3	38.6	23.6	0.1	(55.6)	71.6	(61.8)
Basic net (loss) income per share from:
Continuing operations (in dollars per share)	$ 0.01	$ (0.07)	$ (0.03)	$ (0.02)	$ 0.05	$ 0.18	$ 0.12	$ 0.01	$ (0.11)	$ 0.35	$ (0.23)
Discontinued operations (in dollars per share)	$ (0.11)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.13)	$ (0.03)	$ (0.05)
Net (loss) income (in dollars per share)	$ (0.10)	$ (0.08)	$ (0.04)	$ (0.03)	$ 0.04	$ 0.17	$ 0.11		$ (0.24)	$ 0.32	$ (0.28)
Diluted net (loss) income per share from:
Continuing operations (in dollars per share)	$ 0.01	$ (0.07)	$ (0.03)	$ (0.02)	$ 0.05	$ 0.17	$ 0.11	$ 0.01	$ (0.11)	$ 0.34	$ (0.23)
Discontinued operations (in dollars per share)	$ (0.11)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.13)	$ (0.03)	$ (0.05)
Net (loss) income (in dollars per share)	$ (0.10)	$ (0.08)	$ (0.04)	$ (0.03)	$ 0.04	$ 0.16	$ 0.10		$ (0.24)	$ 0.31	$ (0.28)
Shares used in per share calculation:
Basic (in shares)	231.7	230.6	229.4	228.4	227.2	225.6	222.9	221.8	230.0	224.4	218.9
Diluted (in shares)	231.7	230.6	229.4	228.4	235.7	235.4	229.1	227.5	230.0	232.6	218.9
Proceeds from insurance claims, net of deductions	10.5
Proceeds from insurance claims recorded as other income in Interest and other income (expense), net	9.4								9.4
Deferred tax valuation allowance recorded as an income tax benefit						(34.9)			25.8	(91.4)	26.0
Statement
Loss on impairment of long-lived assets	$ 0.3	$ 0.2	$ 0.2	$ 0.5	$ 1.3	$ 0.2			$ 1.2	$ 1.5	$ (2.0)